Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net

(9)   Accounts receivable, net

As of December 31, 2020, 2019 and 2018, accounts receivable are as follows:

	December 31,
	2020	2019	2018
Trade receivables	$2,772,418	2,595,978	2,523,950
Allowance for doubtful accounts	(68,360)	(72,886)	(79,937)
Income tax receivable	190,110	187,912	114,935
Recoverable value-added tax and other recoverable taxes	1,471,851	1,156,106	927,406
	$4,366,019	3,867,110	3,486,354

Past-due but not impaired portfolio

Below is a classification of trade accounts receivable according to their aging as of the reporting date, which has not been subject to impairment:

	December 31,
	2020	2019	2018
Past due at 60 days	18,811	20,463	144,604
Past due by more than 60 days	98,054	47,573	17,250
	$116,865	68,036	161,854

The Company believes that non-impaired amounts that are past-due by more than 60 days can still be collected, based on the historical behavior of payments and analysis of credit ratings of customers.

Reconciliation of movements in allowance for doubtful accounts

	2020	2019	2018
Balance as of January 1	$(72,886)	(79,937)	(96,900)
Increase in allowance	(1,826)	(57)	(7,862)
Amounts written off	6,458	7,030	24,826
Currency translation effect	(106)	78	(1)
Balance as of December 31,	$(68,360)	(72,886)	(79,937)

As of December 31, 2020, 2019 and 2018 the Company has receivables in legal proceedings (receivables for which legal counsel is seeking recoverability) of $143,278,  $140,304,  and $142,388, respectively.

To determine the recoverability of an account receivable, the Company considers any change in the credit quality of the account receivable from the date of authorization of the credit line to the end of the reference period. In addition, the Company estimates that the credit risk concentration is limited as the customer base is very large and there are no related party receivables or receivables from entities under common control.

Expected credit losses

Beginning in 2018, the Company recognizes expected credit losses for life for trade accounts receivable, which are estimated using a provision matrix based on the Company’s historical experience of credit losses, adjusted for factors that are specific each of the Company’s customer and debtor groups, general economic conditions and an assessment of both the current and forecast conditions at the reporting date, including the time value of money when appropriate. During 2017 the estimated credit losses were based on the incurred loss model.

The expected credit losses for 2020, 2019 and 2018 in trade accounts receivable under IFRS 9 were estimated at  $25,962, $50,753 and $45,823, considering the balances of the portfolio and the different customer groups of the Company.

As part of the implementation analysis and once planned activities were executed, the Company decided to maintain its previously recorded estimated reserve for doubtful accounts for its subsidiaries, although such amounts were higher than the expected credit losses in 2020, 2019 and 2018.